Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Accumulated Other Comprehensive Income Attributable to Masco Corporation

Accumulated Other Comprehensive (Loss) Income. The components of accumulated other comprehensive income attributable to Masco Corporation were as follows, in millions:

	At December 31
	2012	2011
Cumulative translation adjustments	$501	$482
Unrealized loss on marketable securities, net	(12)	(12)
Unrealized loss on interest rate swaps	(21)	(23)
Unrecognized prior service cost and net loss, net	(409)	(371)

Accumulated other comprehensive income	$59	$76